Schedule of Outstanding amount Of debt (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 22, 2022
Debt Disclosure [Abstract]
2023	$ 515,152	$ 1,018,918
2024	1,066,714	1,066,808
2025	1,120,272	1,119,689
2026	700,256	700,256
2027	62,304	62,304
Long term debt	$ 3,464,698	$ 3,967,975	$ 1,267,199